GOODWILL (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 15,528,739			$ 6,516,915
Recoup Technologies Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	1,664,000			6,516,915			0
Titan Trucking LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill				26,880,916
Intangible Assets, Net (Including Goodwill)				26,880,916
Digester [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Translation and Measurement Period Adjustments	22,319,908
Goodwill	1,663,773	$ 6,516,915	$ 6,516,915	6,516,915	$ 6,650,621
Intangible Assets, Net (Including Goodwill)				26,880,916
Goodwill, Impaired, Accumulated Impairment Loss	4,853,142			20,364,001
Digester Segment [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	26,880,916
Trucking [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	13,864,966	$ 13,864,966	$ 13,864,966
Intangible Assets, Net (Including Goodwill)	$ 13,864,966
Goodwill, Impaired, Accumulated Impairment Loss